Related Party Transactions (Details) - Schedule of Related Parties - Relationship [Member]	12 Months Ended
Sep. 30, 2023
Mrs. Qi Xiaoyu [Member]
Schedule of Related Parties [Line Items]
Relationship	Shareholder of the Company
Mr. Fuyunishiki Ryo [Member]
Schedule of Related Parties [Line Items]
Relationship	Director and shareholder of the Company
Mr. Wu Zhihua [Member]
Schedule of Related Parties [Line Items]
Relationship	Director, CEO and shareholder of the Company
Ms. Wu Shunyu [Member]
Schedule of Related Parties [Line Items]
Relationship	Department head of Digital Marketing Sales
Ishiyama [Member]
Schedule of Related Parties [Line Items]
Relationship	An equity method investee of the Group